(LOSSES)/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other financial Items

(in thousands of $)	2020	2019	2018

Mark-to-market (losses)/gains for interest rate swap derivatives	(35,306)	(43,746)	(1,455)
Interest income/(expense) on un-designated interest rate swaps	(16,616)	4,950	2,161
Mark-to-market adjustment on Earn-Out Units (1)	—	—	7,400
(Losses)/gains on derivative instruments, net	(51,922)	(38,796)	8,106

Foreign exchange (losses)/gains on finance lease obligations and related restricted cash	(71)	(941)	1,105
Amortization of Partnership guarantee (note 25)	1,772	2,065	503
Financing arrangement fees and other costs	(441)	(531)	(1,363)
Foreign exchange gains/(losses) on operations	(260)	82	(837)
Other financial items, net	1,000	675	(592)
(1) This relates to the mark-to-market movement on the Earn-Out Units issued in connection with the IDR reset transaction in October 2016 which were recognized as a derivative liability in our consolidated balance sheets. In October 2018, we declared a reduced quarterly distribution of $0.4042 per common unit. Consequently, the second tranche of Earn-Out Units was not issued. Accordingly, we recognized a $nil valuation on the Earn-Out Units derivatives as of December 31, 2018, resulting in a mark-to-market gain related to the Earn-Out Units. See notes 28 and 29.